UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2011



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            December 31, 2011
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       118
Entry Total:
Form 13F Information Table     	 $449,516,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
iShares FTSE EPRA/NAREIT Global   EPRA/NAR     464288489       651     25,767   SH       Sole                  25,767
                                   DEV R/E
 iShares MSCI EAFE                 MSCI EAFE   464287465    24,387    492,366   SH       Sole                 492,366
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    23,810    457,805   SH       Sole                 457,805
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       655     17,270   SH       Sole                  17,270
                                   MKT
 iShares MSCI KLD 400 Social Index MSCI KLD400 464288570       459      9,784   SH       Sole                   9,784
 Fund				   SOC
 iShares Russell 1000 Growth       RUSSELL     464287614   126,698  2,192,386   SH       Sole               2,192,386
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       496      7,154   SH       Sole                   7,154
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    85,790  1,351,454   SH       Sole               1,351,454
                                   0VAL
 iShares S&P 500                   S&P 500     464287200    97,188    771,579   SH       Sole                 771,579
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     1,294     19,188   SH       Sole                  19,188
 iShares S&P 500/Value Index       S&P 500     464287408       546      9,435   SH       Sole                   9,435
                                   VALUE
 S&P 500 SPDR                      UNIT SER 1  78462F103       596      4,748   SH       Sole                   4,748
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     6,636    208,480   SH       Sole                 208,480
 Estate                            REIT
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     4,180    146,889   SH       Sole                 146,889
                                   EXUS
 3M Co.                            COM         88579y101       267      3,263   SH       Sole                   3,263
 Abbott Laboratories               COM           2824100     2,666     47,417   SH       Sole                  47,417
 Allstate Corp                     COM         020002101       327     11,923   SH       Sole                  11,923
 Altria Group                      COM         718154107       331     11,160   SH       Sole                  11,160
 Amazon.Com                        COM         231351065       266      1,537   SH       Sole                   1,537
 American Express Co.              COM         025816109       282      5,977   SH       Sole                   5,977
 Amgen Inc.                        COM         311621007       300      4,665   SH       Sole                   4,665
 Anadarko Pete Corp                COM         032511107       206      2,696   SH       Sole                   2,696
 AON Corp.                         COM         373891035       330      7,043   SH       Sole                   7,043
 Apache Corp                       COM         037411105       298      3,288   SH       Sole                   3,288
 Apple Computer, Inc.              COM         378331003     2,735      6,752   SH       Sole                   6,752
 Applied Materials Inc             COM         382221059       329     30,764   SH       Sole                  30,764
 Aptar Group                       COM         383361037     1,059     20,300   SH       Sole                  20,300
 AT&T Inc.                         COM         00206R102     1,023     33,840   SH       Sole                  33,840
 BankAmerica Corp.                 COM         605051044       166     29,847   SH       Sole                  29,847
 Baxter International Inc.         COM         718131097       585     11,828   SH       Sole                  11,828
 Berkshire Hathaway                CL B NEW    846707024       712      9,337   SH       Sole                   9,337
 Berkshire Hathaway CL A           CL A        084990175     1,721      1,500   SH       Sole                   1,500
 Boeing Co.                        COM         970231056       586      7,990   SH       Sole                   7,990
 Bristol-Myers Squibb Company      COM         110122108       365     10,348   SH       Sole                  10,348
 British Petroleum Amoco           COM         556221042       621     14,529   SH       Sole                  14,529
 C H Robinson                      COM         12541W100     1,311     18,788   SH       Sole                  18,788
 C V S Corp Del                    COM         126650100       254      6,231   SH       Sole                   6,231
 Calpine Corp.                     COM         131347304       171     10,462   SH       Sole                  10,462
 Carnival Corp.                    COM         143658102       410     12,562   SH       Sole                  12,562
 Caterpillar Inc.                  COM         149123101     1,640     18,106   SH       Sole                  18,106
 Charles Schwab                    COM         808513105       214     18,993   SH       Sole                  18,993
 ChevronTexaco Corp.               COM         166764100     1,176     11,048   SH       Sole                  11,048
 Cisco Systems Inc.                COM         17275R102       365     20,176   SH       Sole                  20,176
 Citigroup Inc.                    COM         172967101       242      9,213   SH       Sole                   9,213
 Coca Cola                         COM         191216100       782     11,177   SH       Sole                  11,177
 Colgate-Palmolive Co              COM         194162103       278      3,012   SH       Sole                   3,012
 ComCast                           COM         20030N101       225      9,508   SH       Sole                   9,508
 Comcast Corp Spl Cl A             COM         20030N200       286     12,130   SH       Sole                  12,130
 Conocophillips                    COM         718507106       499      6,841   SH       Sole                   6,841
 Corn Products International Inc.  COM         219023108       421      8,000   SH       Sole                   8,000
 DCT Industrial Trust Inc          COM         233153105       319     62,354   SH       Sole                  62,354
 Diageo                            COM         25243Q205       232      2,653   SH       Sole                   2,653
 Edwards Lifesciences              COM         2.82E+112       207      2,921   SH       Sole                   2,921
 EI DuPont de Nemours & Co.        COM         263534109       211      4,604   SH       Sole                   4,604
 EMC Corp. Mass.                   COM         268648102       214      9,939   SH       Sole                   9,939
 Exelon Corporation                COM         30161N101       762     17,580   SH       Sole                  17,580
 Exxon Mobil Corporation           COM         30231G102     2,707     31,935   SH       Sole                  31,935
 Fleetcor Technologies Inc.        COM         339041105     5,144    172,200   SH       Sole                 172,200
 Ford Motor Company                COM         345370860       384     35,678   SH       Sole                  35,678
 Franklin Resources Inc.           COM         354613101       276      2,869   SH       Sole                   2,869
 General Electric                  COM         369604103       846     47,230   SH       Sole                  47,230
 Glaxosmithkline                   COM         37733W105       352      7,716   SH       Sole                   7,716
 Goldman Sachs Group               COM         38141G104       213      2,353   SH       Sole                   2,353
 Goodrich Corporation              COM         382388106       227      1,836   SH       Sole                   1,836
 Google Inc                        COM         38259p508       856      1,326   SH       Sole                   1,326
 Half Robert Int'l                 COM         770323103       276      9,700   SH       Sole                   9,700
 Hewlett Packard Co                COM         428236103       341     13,249   SH       Sole                  13,249
 Home Depot                        COM         437076102       330      7,851   SH       Sole                   7,851
 Honeywell International           COM         438516106       248      4,562   SH       Sole                   4,562
 IBM                               COM         459200101     1,539      8,368   SH       Sole                   8,368
 Illinois Tool Works               COM         452308109       334      7,156   SH       Sole                   7,156
 Intel Corp.                       COM         458140100     1,346     55,525   SH       Sole                  55,525
 J P Morgan Chase & Co.            COM         46625H100     1,144     34,411   SH       Sole                  34,411
 Johnson & Johnson                 COM         478160104     1,020     15,549   SH       Sole                  15,549
 Kraft Foods Inc                   COM         50075n104       242      6,477   SH       Sole                   6,477
 McDonald's Corporation            COM         580135101    15,561    155,095   SH       Sole                 155,095
 Medtronic Inc.                    COM         585055106       287      7,501   SH       Sole                   7,501
 Merck & Co, Inc.                  COM         589331107       520     13,804   SH       Sole                  13,804
 Microsoft Corp.                   COM         594918104       967     37,231   SH       Sole                  37,231
 Morgan Stanley / Dean Witter      COM         617446448       249     16,489   SH       Sole                  16,489
 National Oilwell Varco            COM         637071101       331      4,866   SH       Sole                   4,866
 Nike Inc Cl B                     COM         654106103       215      2,233   SH       Sole                   2,233
 Northern Trust                    COM         665859104       310      7,813   SH       Sole                   7,813
 Occidental Petroleum Corp         COM         674599105       457      4,876   SH       Sole                   4,876
 Oracle Corp.                      COM         68389X105       523     20,400   SH       Sole                  20,400
 Penn National Gaming              COM         707569109       270      7,100   SH       Sole                   7,100
 Pepsico Inc                       COM         713448108       526      7,922   SH       Sole                   7,922
 Pfizer Inc.                       COM         717081103       723     33,428   SH       Sole                  33,428
 Philip Morris International Inc.  COM         718172109       772      9,835   SH       Sole                   9,835
 Platinum Group Metals Ltd.        COM         72765Q205        19     22,000   SH       Sole                  22,000
 Praxair Inc                       COM         74005P104       371      3,474   SH       Sole                   3,474
 Procter & Gamble                  COM         742718109       859     12,877   SH       Sole                  12,877
 Qualcomm, Inc.                    COM         747525103       468      8,558   SH       Sole                   8,558
 Rockwell Medical Technologies     COM         774374102       123     14,500   SH       Sole                  14,500
 Inc.
 SAIC, Inc.                        COM         78390X101       489     39,820   SH       Sole                  39,820
 Schlumberger Ltd.                 COM         806857108       424      6,210   SH       Sole                   6,210
 Serefex Corp.                     COM         81748P101         ?     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       247      1,914   SH       Sole                   1,914
 Southern Corp.                    COM         842587107       278      6,003   SH       Sole                   6,003
 SPDR Gold Shares                  COM         380755959       404      2,661   SH       Sole                   2,661
 Starbucks Corp.                   COM         855244109       205      4,458   SH       Sole                   4,458
 Texas Instruments Inc.            COM         882508104       211      7,234   SH       Sole                   7,234
 Time Warner Inc.                  COM         887317105       292      8,081   SH       Sole                   8,081
 Travelers Companies Inc           COM         89417E109       242      4,086   SH       Sole                   4,086
 Union Pacific                     COM         907818108       263      2,487   SH       Sole                   2,487
 United Health Care Corp.          COM         91324P102       251      4,961   SH       Sole                   4,961
 United Parcel Service Class B     COM         911312106       322      4,396   SH       Sole                   4,396
 United Technologies Corp.         COM         913017109       400      5,478   SH       Sole                   5,478
 US Bancorp                        COM         902973304       235      8,699   SH       Sole                   8,699
 Verizon Communications            COM         92343V104       660     16,458   SH       Sole                  16,458
 Visa, Inc.                        COM         82826C839       595      5,858   SH       Sole                   5,858
 Wal-Mart                          COM         931142103       631     10,562   SH       Sole                  10,562
 Walgreen Company                  COM         931422109       415     12,560   SH       Sole                  12,560
 Walt Disney Co.                   COM         254687106       940     25,056   SH       Sole                  25,056
 Wells Fargo & Co New              COM         949746101     1,806     65,543   SH       Sole                  65,543
 GEM Services                      COM         368990586        50     25,000   SH       Sole                  25,000